Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carryforwards expiration date	2017
Minimum tax credit carry forward amount	$ 100,000
Benefit of deferred tax asset is recorded in additional paid-in capital	9,731,000	10,971,000	42,272,000
Unrecognized tax benefits that would decrease the effective tax rate	9,400,000
Unrecognized tax benefits interest expense	400,000
Unrecognized tax benefits penalties	0
Reduction in unrecognized tax benefits	12,700,000
Unrecognized tax benefits	9,663,000	20,620,000	7,833,000	3,641,000
IRS pre-filing agreement
Income Taxes [Line Items]
Unrecognized tax benefits that would decrease the effective tax rate	9,600,000
Unrecognized tax benefits	10,800,000
Non U.S.
Income Taxes [Line Items]
Operating loss carryforwards	11,800,000
State
Income Taxes [Line Items]
Operating loss carryforwards	151,500,000
Unrecognized tax benefits that would decrease the effective tax rate	400,000
Unrecognized tax benefits	$ 1,900,000